Capital | BlackRock Cash Funds: Treasury
Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Investment Objective
The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of BlackRock Cash Funds: Treasury.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Capital BlackRock Cash Funds: Treasury Capital Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.07%
Administration Fees	[1]	0.07%
Independent Expenses	[1][3]	none
Total Annual Class Operating Expenses	[1]	0.17%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.14%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the "Treasury Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[2]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Capital Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Capital BlackRock Cash Funds: Treasury Capital Shares	14	52	93	214

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund's investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Capital Shares of BlackRock Cash Funds: Treasury. The bar chart shows the returns of Capital Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Capital Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Treasury Capital Shares ANNUAL TOTAL RETURNS As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.03% (quarter ended December 31, 2011) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Capital BlackRock Cash Funds: Treasury	1 Year	Since Inception		Inception Date
Capital Shares	0.02%	0.27%		Feb. 28, 2008
MFR Treasury and Repo Institutional Average	0.01%	0.25%	[1]	Feb. 01, 2008
[1]	The MFR Treasury and Repo Institutional Average is calculated from February 1, 2008.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.